Other reserves and retained earnings - Summary of other reserves and retained earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance	$ 9,216
Change in equity interest held by Rio Tinto		$ (165)	[1]	$ 3
Companies no longer consolidated	(2)	8		5
Ending balance	12,284	9,216
Parent and subsidiaries currency translation and exchange adjustments	(70)	90
Beginning balance	21,631
Tax relating to components of other comprehensive income	(153)	33		(178)
Share buy-back	(2,397)
Dividends (note 11)	(4,653)	(3,077)		(4,391)
Employee share options and other IFRS 2 charges to the income statement	98	125		134
Ending balance	23,761	21,631
Capital redemption reserve [Member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance	34	34		28
Own shares purchased and cancelled	4			6
Ending balance	38	34		34
Hedging reserves [member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance	32			12
Parent and subsidiaries' net cash flow hedge fair value gains/(losses)	62	(88)		(41)
Parent and subsidiaries' net cash flow hedge (gains)/losses transferred to the income statement	(62)	116		32
Tax on the above		4		(3)
Ending balance	32	32
Available for sale revaluation reserves [member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance	(126)	(139)		(130)
Gains/(losses) on available for sale securities	19	13		(16)
Losses on available for sale securities transferred to the income statement	6			7
Tax on the above	(1)
Transfers and other movements	122
Ending balance	20	(126)		(139)
Other reserves [member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance	11,861	11,735		11,704
Change in equity interest held by Rio Tinto		108
Own shares purchased from Rio Tinto Limited shareholders to satisfy share options	(64)	(43)		(25)
Employee share options: value of services	31	58		58
Deferred tax on share options	10	3		(2)
Companies no longer consolidated	(124)
Ending balance	11,714	11,861		11,735
Foreign currency translation reserve [member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance	9,216	9,139
Ending balance	12,284	9,216		9,139
Beginning balance	(2,585)	(2,491)		(492)
Parent and subsidiaries currency translation and exchange adjustments	2,942	(204)		(1,940)
Equity accounted units currency translation adjustments	34	11		(57)
Currency translation reclassified on disposal	78	99		(2)
Transfers and other movements	11
Ending balance	480	(2,585)		(2,491)
Retained earnings [Member]
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Change in equity interest held by Rio Tinto	43	40	[1]	20
Own shares purchased from Rio Tinto Limited shareholders to satisfy share options	(133)
Companies no longer consolidated	130
Beginning balance	21,631	19,736		26,110
Parent and subsidiaries' profit/(loss) for the year	8,423	4,298		(1,218)
Equity accounted units' profit after tax for the year	339	319		352
Actuarial gains/(losses)	1	(94)		616
Tax relating to components of other comprehensive income	(150)	30		(173)
Total comprehensive income/(loss) for the year	8,613	4,553		(423)
Share buy-back	(2,312)			(1,946)
Dividends (note 11)	(4,250)	(2,725)		(4,076)
Companies no longer consolidated	130
Own shares purchased/treasury shares reissued for share options and other movements	(18)	(37)		(27)
Employee share options and other IFRS 2 charges to the income statement	57	64		78
Transfer and other movements	(133)
Ending balance	$ 23,761	$ 21,631		$ 19,736

[1]	The restructure of Coal & Allied Industries Limited completed on 3 February 2016. The restructure involved the exchange of a 32.4 per cent interest in Hunter Valley Operations mine for an additional 20 per cent shareholding in Coal & Allied Industries Limited, increasing Rio Tinto’s shareholding of Coal & Allied Industries Limited from 80 per cent to 100 per cent. Rio Tinto sold its 100 per cent interest in Coal & Allied Industries Limited on 1 September 2017.